Deposits	12 Months Ended
Dec. 31, 2021
Deposits
Note 11. Deposits

Note 11.  Deposits

The following is a maturity distribution of time deposits at December 31, 2021:

2022	$66,073,863
2023	13,500,136
2024	12,512,065
2025	3,588,515
2026	10,626,427
Total CDs	$106,301,006

Total deposits in excess of the FDIC insurance level amounted to $318,591,160 as of December 31, 2021.